Operating segment information (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Segment Profit by Operating Segment

€’000	For the year ended December 31, 2017
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenues	35	3,505		3,540
Cost of Sales		(515)		(515)
Gross Profit	35	2,990	—	3,025
Research & Development expenses	(2,881)	(20,027)	—	(22,908)
General & Administrative expenses	—	—	(9,310)	(9,310)
Other Income and expenses	1,070	151	1,370	2,589
Non-recurring operating (expenses)/income	(1,932)	—	(24,341)	(26,273)
Operating Profit (Loss)	(3,708)	(16,886)	(32,281)	(52,876)
Net Financial Charges	—	—	(3,521)	(3,518)
Profit (Loss) before taxes	(3,708)	(16,886)	(35,802)	(56,396)
Income Taxes	—	—	1	1
Profit (Loss) for the year 2017	(3,708)	(16,886)	(35,801)	(56,395)

€’000	For the year ended 31 December 2018,
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	2,399	—	—	2,399
Revenue recognized over time	—	716	—	716
Total Revenue	2,399	716	—	3,115
Cost of Sales	—	—	—	—
Gross Profit	2,399	716	—	3,115
Research & Development expenses	(375)	(23,202)	—	(23,577)
General & Administrative expenses	—	—	(10,387)	(10,387)
Net Other income/(loss)	(686)	(6,765)	130	(7,321)
Operating Profit/(Loss) - EBIT	1,338	(29,251)	(10,257)	(38,170)
Net financial income/(loss)	—	—	743	743
Profit/(Loss) before taxes	1,338	(29,251)	(9,515)	(37,428)
Income Taxes	—	—	0	0
Profit/(Loss) for the year 2018	1,338	(29,251)	(9,514)	(37,427)

€’000	For the year ended 31 December 2019,
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	6	—	—	6
Revenue recognized over time	—	—	—	—
Total Revenue	6	—	—	6
Cost of Sales	—	—	—	—
Gross Profit	6	—	—	6
Research & Development expenses	(146)	(25,049)	—	(25,196)
General & Administrative expenses	—	—	(9,070)	(9,070)
Net Other income/(loss)	63	5,228	90	5,381
Operating Profit/(Loss) - EBIT	(78)	(19,821)	(8,979)	(28,879)
Net financial income/(loss)	212	(183)	211	239
Profit/(Loss) before taxes	134	(20,005)	(8,769)	(28,640)
Income Taxes	—	—	8	8
Profit/(Loss) for the year 2019	134	(20,005)	(8,761)	(28,632)